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                          VARI-EXCEPTIONAL LIFE `87/'91
                           VARI-EXCEPTIONAL LIFE PLUS
                              VARIABLE INHEIRITAGE

                                   VEL ACCOUNT
                                       OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                 VEL II ACCOUNT
                               INHEIRITAGE ACCOUNT
                                       OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                 SUPPLEMENT TO PROSPECTUSES DATED APRIL 29, 2005

                                      * * *

Effective November 15, 2005, the AllianceBernstein Large Cap Growth Portfolio adopted new investment objective, as described below.

Due to this change in the investment policy of a the AllianceBernstein Large Cap Growth Portfolio, you may have the right to a free transfer. If the Owner has values allocated to the Sub-Account investing in the AllianceBernstein Large Cap Growth Portfolio, the Company will transfer it without charge on written request by the Owner to another Sub-Account(s) or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of this notice of the Owner's right to transfer.

The investment objective of the AllianceBernstein Variable Products Series Fund, Inc. listed under the section entitled "INVESTMENT OBJECTIVES AND POLICIES" is amended to read in its entirety as follows:

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO -- seeks to provide long-term growth of capital.

For more information, see the Prospectus Supplement for AllianceBernstein Variable Products Series Fund dated August 10, 2005.

If you should have any questions, please call 1-800-533-7881 for assistance.

                                      * * *

SUPPLEMENT DATED NOVEMBER 15, 2005

AFLIAC VEL `87/'91
AFLIAC/FAFLIC  VEL `93
AFLIAC/FAFLIC VARIABLE INHEIRITAGE